Interest expense and other financial income and expense (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other financial income and expense [abstract]
Interest income	$ 91	$ 245	$ 292
Dividend income	18	12	1
Other financial expense	(52)	(52)	(39)
Currency result, net	(135)	(160)	(68)
Total other financial income and expense from continuing operations	$ (78)	$ 45	$ 186